Schedule of compensation of key management (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Notes and other explanatory information [abstract]
- other emoluments	$ 827,610	$ 6,441,539	$ 4,508,852	$ 7,680,000
Key management personnel compensation, short-term employee benefits	13,298
Short-term employee benefits	$ 840,908	$ 6,545,039	$ 4,585,352	$ 7,788,000